Exhibit 3

Item 19: Fees a. Identify and describe any fees or charges for use of the NMS Stock ATS services, including the type of fees (e.g., subscription, connectivity), the structure of the fees (e.g., fixed, volume-based, transaction-based), variables that impact the fees (e.g., types of securities traded, block orders, form of connectivity to the ATS), differentiation among types of Subscribers (e.g., broker-dealers, institutional investors, retail) and range of fees (e.g., high and low). BIDS offers Subscribers a structured transaction-based fee model that sets forth the fee for each share executed on the BIDS ATS. BIDS charges fees to Subscribers only (including when acting as a Sponsor); fees are not directly billed to Sponsored Firms. The specific fees for a particular Subscriber are determined based on disclosed, objective criteria: (i) means of access; (ii) the type of order; and (iii) the total volume of executions during the calendar month. Within this fee structure, BIDS distinguishes fees between direct access by a Subscriber and sponsored access provided by a Subscriber on behalf of a customer (Sponsored Firm). BIDS applies its access fee model to all Subscribers and charges the same rate to all similarly situated Subscribers. As a result, any Subscriber that meets the criteria for a specified fee rate will be charged the same fee as another Subscriber that also meets the same criteria. BIDS makes its rates and corresponding qualifications for the rates available to all Subscribers. Any changes to these rates are provided to Subscribers in advance of the effective date of the change. BIDS’ application of its fee rates is governed by its Subscriber Agreement, the terms of which are materially the same for every Subscriber. The fees for the BIDS ATS range from $0.0003 to $0.005 per share executed on the BIDS ATS or filled from odd-lots or routed Firm orders. BIDS charges Subscribers a monthly fee for order entry ports of $100 per port, subject to a monthly cap of $1,000 per Subscriber. BIDS does not offer rebates or other forms of credit against the applicable fees. Executions resulting from AIOIs are charged to the Sponsor at regular Subscriber rates unless the AIOI message has a “principal” capacity, in which case the Sponsor leg of the execution is not charged a fee. BIDS does not charge fees for trades executed on the BIDS ATS where the Subscriber has identified the order or trading interest as having originated from: (a) retail flow; or (b) any request for quote (“RFQ”) platform recognized by BIDS. For billing purposes, a Subscriber identifies to the BIDS ATS the particular order or trading interest originating from retail flow or an RFQ platform, as applicable, in a manner mutually acceptable to the Subscriber and BIDS. For example, a Subscriber may indicate that one or more of the Subscriber’s connections to the BIDS ATS transmits only orders or trading interest originating from retail flow or transmits only orders or trading interest originating from an RFQ platform, or a Subscriber may provide a unique tag identifying orders or trading interest originating from retail flow or orders or trading interest originating from an RFQ platform. BIDS passes through certain regulatory fees and connectivity fees, including applicable tax billed to BIDS for Subscribers connecting through third party providers.

For trades executed on the BIDS ATS, BIDS and the selling Subscriber are the CAT Executing Brokers and are charged CAT fees accordingly. For non odd lot trades on the ATS, BIDS passes its CAT fee through to the buying Subscriber. BIDS does not pass CAT fees through to Subscribers on odd lot trades executed on the BIDS ATS. The fee structures for the BIDS ATS and the Cboe U.S. Securities Exchanges are independently determined. Fees, charges, rebates, or discounts for the BIDS ATS are not based on participation in the Cboe U.S. Securities Exchanges, and vice versa. a. Identify and describe any fees or charges for use of the NMS Stock ATS services that are bundled with the Subscriber’s use of non-ATS services or products offered by the Broker-Dealer Operator or its Affiliates, including a summary of the bundled services and products, the structure of the fee, variables that impact the fee, differentiation among types of Subscribers, and range of fees. Not applicable. b. Identify and describe any rebate or discount of fees or charges required to be identified in Items 19(a) and 19(b), including the type of rebate or discount, structure of the rebate or discount, variables that impact the rebate or discount, differentiation among types of Subscribers, and range of rebate or discount. BIDS does not offer fee rebates. In addition, BIDS adheres to its fee structure by charging each similarly situated Subscriber the same fees and does not offer discounts to these fees.